Restatements and changes in accounting principles - Expected impact of IFRS 16 Leases (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Other intangible assets	kr 19,604	kr 4,044	kr 5,772
Machinery and technical plant	8,102	6,458	11,192
Current receivables	6,825	6,726	8,554
ASSETS CLASSIFIED AS HELD FOR SALE	14,020	10,166
TOTAL ASSETS	82,644	39,724	41,142
EQUITY AND LIABILITIES
Interest-bearing non-current liabilities	23,238	11,565	8,954
Interest-bearing current liabilities	6,763	820	3,388
LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	3,987	2,135
TOTAL EQUITY AND LIABILITIES	82,644	39,724	41,142
Expected changes in lease liability
Future lease expenses for operating leases	4,626	kr 3,505	kr 3,338
IFRS 16 Effect
ASSETS
Other intangible assets	(44)
Machinery and technical plant	(104)
Right-of-use assets	5,944
Current receivables	(33)
ASSETS CLASSIFIED AS HELD FOR SALE	644
TOTAL ASSETS	6,407
EQUITY AND LIABILITIES
Interest-bearing non-current liabilities	4,704
Interest-bearing current liabilities	1,059
LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	644
TOTAL EQUITY AND LIABILITIES	6,407
Expected changes in lease liability
Discounting	(264)
Not determined as leases according to IFRS 16 (mainly lease capacity)	(585)
Short term leases	(114)
Low value leases	(14)
Extension options	2,114
Total adjustments	1,137
Estimated change in lease liability due to adoption of IFRS 16	kr 5,763